Document and Entity Information	Feb. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	TARGA RESOURCES CORP.
Entity Central Index Key	0001389170
Entity Emerging Growth Company	false
Entity File Number	001-34991
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-3701075
Entity Address, Address Line One	811 Louisiana
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	584-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TRGP
Security Exchange Name	NYSE